Document and Entity Information	Nov. 29, 2022
Cover [Abstract]
Entity Registrant Name	Horizon Therapeutics Public Ltd Co
Amendment Flag	false
Entity Central Index Key	0001492426
Document Type	8-K
Document Period End Date	Nov. 29, 2022
Entity Incorporation State Country Code	L2
Entity File Number	001-35238
Entity Tax Identification Number	98-1195602
Entity Address, Address Line One	70 St. Stephen’s Green
Entity Address, Postal Zip Code	D02 E2X4
Entity Address, Country	IE
City Area Code	353-1
Local Phone Number	772-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, nominal value $0.0001 per share
Trading Symbol	HZNP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false